Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 4,100	$ 1,657
Acquisitions		2,301
Additions	482	665
Amortization	(507)	(510)
Impairment	(48)
Foreign exchange	(40)	(9)
Disposals	(5)	(4)
Transfers	0	0
Property, plant and equipment at end of period	3,982	4,100
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(499)	(506)
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Amortization	(8)	(4)
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,954
Property, plant and equipment at end of period	7,283	6,954
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,854)
Property, plant and equipment at end of period	(3,301)	(2,854)
Manufacturing plant, equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,751	1,449
Acquisitions		2,163
Additions	117	472
Amortization	(494)	(497)
Impairment	(43)
Foreign exchange	(37)	(8)
Disposals	(3)	(4)
Transfers	229	176
Property, plant and equipment at end of period	3,520	3,751
Manufacturing plant, equipment and machinery | OSB mill
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	276
Manufacturing plant, equipment and machinery | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,500
Property, plant and equipment at end of period	6,702	6,500
Manufacturing plant, equipment and machinery | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,749)
Property, plant and equipment at end of period	(3,182)	(2,749)
Construction- in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	252	138
Acquisitions		118
Additions	343	173
Amortization	0	0
Impairment	(3)
Foreign exchange	(2)	(1)
Disposals	(2)	0
Transfers	(229)	(176)
Property, plant and equipment at end of period	359	252
Construction- in-progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	252
Property, plant and equipment at end of period	359	252
Construction- in-progress | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Roads and bridges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	41	37
Acquisitions		0
Additions	16	17
Amortization	(13)	(13)
Impairment	0
Foreign exchange	0	0
Disposals	0	0
Transfers	0	0
Property, plant and equipment at end of period	44	41
Roads and bridges | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	140
Property, plant and equipment at end of period	157	140
Roads and bridges | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(99)
Property, plant and equipment at end of period	(113)	(99)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	56	33
Acquisitions		20
Additions	6	3
Amortization	0	0
Impairment	(2)
Foreign exchange	(1)	0
Disposals	0	0
Transfers	0	0
Property, plant and equipment at end of period	59	56
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	62
Property, plant and equipment at end of period	65	62
Other | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6)
Property, plant and equipment at end of period	$ (6)	$ (6)